UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07537

Name of Registrant: Royce Capital Fund

Address of Registrant: One Madison Avenue

New York, NY 10010

Name and address of agent for service: John E. Denneen, Esq.

  One Madison Avenue

  New York, NY 10010

Registrant's telephone number, including area code: (212) 508-4500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 – December 31, 2025

Item 1. Reports to Shareholders.

The Royce Funds	December 31, 2025

Royce Capital Fund—Micro-Cap Portfolio Investment Class—RCMCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www. royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Capital Fund—Micro-Cap Portfolio—Investment Class	$130	1.22%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund - Micro-Cap Portfolio advanced 13.89% for the year, lagging its benchmark, the Russell Microcap Index, which was up 22.98% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Financials contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Real Estate, and Health Care.

At the industry level, professional services (Industrials), life sciences tools & services (Health Care), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was American Outdoor Brands.

Stock selection within Health Care detracted most from relative results versus the Russell Microcap Index.

 1

ROYCE CAPITAL FUND—MICRO-CAP PORTFOLIO—INVESTMENT CLASS (RCMCX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Investment Class	13.89	9.17	10.14
Russell 3000 Index	17.15	13.15	14.29
Russell Microcap Index	22.98	7.32	9.58
Russell 2000 Index	12.81	6.09	9.62

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$96
Number of Holdings	154
2025 Portfolio Turnover Rate	42%
Advisory Fees Paid in 2025 (Millions)	$1.2

 2

ROYCE CAPITAL FUND—MICRO-CAP PORTFOLIO—INVESTMENT CLASS (RCMCX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Establishment Labs Holdings	1.3
Natural Gas Services Group	1.3
LightPath Technologies Cl. A	1.3
Investar Holding	1.2
nLIGHT	1.2
NWPX Infrastructure	1.2
Bel Fuse Cl. B	1.2
RealReal	1.2
Digi International	1.1
Graham Corporation	1.1

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. The Fund’s total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell Microcap Index includes 1,000 of the smallest securities in the small-cap Russell 2000 Index, along with the next smallest eligible securities as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED       RCM-IC-ATSR-1225

 3

The Royce Funds	December 31, 2025

Royce Capital Fund—Micro-Cap Portfolio Service Class—RCMSX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www. royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Capital Fund—Micro-Cap Portfolio—Service Class	$162	1.52%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund - Micro-Cap Portfolio advanced 13.58% for the year, lagging its benchmark, the Russell Microcap Index, which was up 22.98% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Financials contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Real Estate, and Health Care.

At the industry level, professional services (Industrials), life sciences tools & services (Health Care), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was American Outdoor Brands.

Stock selection within Health Care detracted most from relative results versus the Russell Microcap Index.

 1

ROYCE CAPITAL FUND—MICRO-CAP PORTFOLIO—SERVICE CLASS (RCMSX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Service Class	13.58	8.85	9.86
Russell 3000 Index	17.15	13.15	14.29
Russell Microcap Index	22.98	7.32	9.58
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$96
Number of Holdings	154
2025 Portfolio Turnover Rate	42%
Advisory Fees Paid in 2025 (Millions)	$1.2

 2

ROYCE CAPITAL FUND—MICRO-CAP PORTFOLIO—SERVICE CLASS (RCMSX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Establishment Labs Holdings	1.3
Natural Gas Services Group	1.3
LightPath Technologies Cl. A	1.3
Investar Holding	1.2
nLIGHT	1.2
NWPX Infrastructure	1.2
Bel Fuse Cl. B	1.2
RealReal	1.2
Digi International	1.1
Graham Corporation	1.1

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. The Fund’s total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell Microcap Index includes 1,000 of the smallest securities in the small-cap Russell 2000 Index, along with the next smallest eligible securities as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED       RCM-SC-ATSR-1225

 3

The Royce Funds	December 31, 2025

Royce Capital Fund—Small-Cap Portfolio Investment Class—RCPFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Capital Fund—Small-Cap Portfolio—Investment Class	$123	1.18%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund—Small-Cap Portfolio advanced 8.93% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Financials, and Industrials.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and commercial services & supplies (Industrials) contributed most.

The Fund’s top contributor was Sanmina Corporation.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Consumer Discretionary, and Real Estate.

At the industry level, oil, gas & consumable fuels (Energy), specialty retail (Consumer Discretionary), and ground transportation (Industrials) were the largest detractors.

The Fund’s top detractor was SM Energy.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

 1

ROYCE CAPITAL FUND—SMALL-CAP PORTFOLIO—INVESTMENT CLASS (RCPFX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Investment Class	8.93	10.66	7.88
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$174
Number of Holdings	80
2025 Portfolio Turnover Rate	79%
Advisory Fees Paid in 2025 (Millions)	$2.2

 2

ROYCE CAPITAL FUND—SMALL-CAP PORTFOLIO—INVESTMENT CLASS (RCPFX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Diebold Nixdorf	2.0
Lear Corporation	2.0
IBEX	2.0
Catalyst Pharmaceuticals	1.9
TD SYNNEX	1.8
Timberland Bancorp	1.8
Unity Bancorp	1.8
M/I Homes	1.8
Buckle (The)	1.8
PulteGroup	1.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. The Fund’s total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED       RCS-IC-ATSR-1225

 3

The Royce Funds	December 31, 2025

Royce Capital Fund—Small-Cap Portfolio Service Class—RCSSX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Capital Fund—Small-Cap Portfolio—Service Class	$150	1.44%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund—Small-Cap Portfolio advanced 8.73% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Financials, and Industrials.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and commercial services & supplies (Industrials) contributed most.

The Fund’s top contributor was Sanmina Corporation.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Consumer Discretionary, and Real Estate.

At the industry level, oil, gas & consumable fuels (Energy), specialty retail (Consumer Discretionary), and ground transportation (Industrials) were the largest detractors.

The Fund’s top detractor was SM Energy.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

ROYCE CAPITAL FUND—SMALL-CAP PORTFOLIO—SERVICE CLASS (RCSSX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Service Class	8.73	10.40	7.63
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$174
Number of Holdings	80
2025 Portfolio Turnover Rate	79%
Advisory Fees Paid in 2025 (Millions)	$2.2

ROYCE CAPITAL FUND—SMALL-CAP PORTFOLIO—SERVICE CLASS (RCSSX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Diebold Nixdorf	2.0
Lear Corporation	2.0
IBEX	2.0
Catalyst Pharmaceuticals	1.9
TD SYNNEX	1.8
Timberland Bancorp	1.8
Unity Bancorp	1.8
M/I Homes	1.8
Buckle (The)	1.8
PulteGroup	1.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. The Fund’s total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED       RCS-SC-ATSR-1225

Item 2. Code(s) of Ethics.

As of the end of the period covered by this report, the Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the Registrant did not: (i) amend any provision of its code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions or (ii) grant any waiver, including an implicit waiver, from a provision of such code of ethics to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Board of Trustees of the Registrant has determined that it has an audit committee financial expert serving on its Audit Committee.

(a)(2)	Patricia W. Chadwick and Julia W. Poston were designated by the Board of Trustees as the Registrant’s Audit Committee Financial Experts, effective April 8, 2010, and July 13, 2023, respectively. Ms. Chadwick and Ms. Poston are “independent” as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

Year ended December 31, 2025 – $53,460

Year ended December 31, 2024 - $51,902

(b)	Audit-Related Fees:

Year ended December 31, 2025 - $0

Year ended December 31, 2024 - $0

(c)	Tax Fees:

Year ended December 31, 2025 - $22,373 – Preparation of tax returns and excise tax review

Year ended December 31, 2024 - $21,721 – Preparation of tax returns and excise tax review

(d)	All Other Fees:

Year ended December 31, 2025 - $0

Year ended December 31, 2024 - $0

(e)(1)	Annual Pre-Approval: On an annual basis, the Registrant’s independent auditor submits to the Audit Committee a schedule of proposed audit, audit-related, tax and other non-audit services to be rendered to the Registrant and/or its investment adviser and its affiliates for the following year that require pre-approval by the Audit Committee. This schedule provides a description of each type of service that is expected to require pre-approval and the maximum fees that can be paid for each such service without further Audit Committee approval. The Audit Committee then reviews and determines whether to approve the types of scheduled services and the projected fees associated with them. Any subsequent revision to already pre-approved services or fees are presented for consideration at the next regularly scheduled Audit Committee meeting, as needed.

If subsequent to the annual pre-approval of services and fees by the Audit Committee, the Registrant and/or its investment adviser and its affiliates determines that it would like to engage the Registrant’s independent auditor to perform a service not already pre-approved, the request is to be submitted to the Registrant’s Chief Financial Officer, and if he or she determines that the service fits within the independence guidelines (i.e., it is not a prohibited service), he or she will then arrange for a discussion of the proposed service and fee to be included on the agenda for the next regularly scheduled Audit Committee meeting so that pre-approval can be considered.

Interim Pre-Approval: If, in the judgment of the Registrant's Chief Financial Officer, a proposed engagement needs to commence before the next regularly scheduled Audit Committee meeting, he or she shall submit a written summary of the proposed engagement to all members of the Audit Committee, outlining the services, the estimated maximum cost, the category of the services (e.g., audit, audit-related, tax or other) and the rationale for engaging the Registrant’s independent auditor to perform the services. To the extent the proposed engagement involves audit, audit-related or tax services, any individual member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement. To the extent the proposed engagement involves non-audit services other than audit-related or tax, only the Chairman of the Audit Committee is authorized to pre-approve the engagement. The Registrant’s Chief Financial Officer will arrange for this interim review and coordinate with the appropriate member(s) of the Audit Committee. The Registrant’s independent auditor may not commence the engagement under consideration until the Registrant’s Chief Financial Officer has informed the auditor in writing that the required pre-approval has been obtained from an individual member of the Audit Committee who is an independent Board member or the Chairman of the Audit Committee, as applicable. Each member of the Audit Committee who pre-approves any engagements in between regularly scheduled Audit Committee meetings is to report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regularly scheduled meeting.

(e)(2)	Not Applicable

(f)	Not Applicable

(g)	Non-Audit Fees:

Year ended December 31, 2025 - $22,373

Year ended December 31, 2024 - $21,721

(h)	No such services were rendered during 2025 or 2024.

(i)	Not Applicable

(j)	Not Applicable

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments.

(a)	Please see the Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Royce Capital Fund

Financial Statements and Other Important Information Annual—December 31, 2025 Royce Capital Fund—Micro-Cap Portfolio Royce Capital Fund—Small-Cap Portfolio

Schedules of Investments	December 31, 2025

Royce Capital Fund - Micro-Cap Portfolio

Common Stocks – 96.7%

	SHARES	VALUE
COMMUNICATION SERVICES – 2.3%
ENTERTAINMENT - 1.0%
IMAX Corporation [1]	25,265	$933,794
INTERACTIVE MEDIA & SERVICES - 0.8%
DHI Group [1]	77,148	119,579
QuinStreet [1]	45,987	660,833
		780,412
MEDIA - 0.5%
Magnite [1]	31,720	514,816
Total (Cost $839,717)		2,229,022
CONSUMER DISCRETIONARY – 10.6%
AUTOMOBILE COMPONENTS - 0.4%
Stoneridge [1]	68,997	399,493
DIVERSIFIED CONSUMER SERVICES - 1.9%
Legacy Education [1]	81,917	834,734
Lincoln Educational Services [1]	41,816	1,009,857
		1,844,591
HOTELS, RESTAURANTS & LEISURE - 1.7%
Century Casinos [1]	149,217	198,459
†First Watch Restaurant Group [1]	12,299	185,469
Lindblad Expeditions Holdings [1]	67,135	968,087
†Target Hospitality [1]	32,256	258,370
		1,610,385
HOUSEHOLD DURABLES - 1.4%
Hovnanian Enterprises Cl. A [1]	3,492	340,610
Legacy Housing [1]	33,004	644,238
LGI Homes [1]	8,065	346,472
		1,331,320
LEISURE PRODUCTS - 1.2%
American Outdoor Brands [1]	77,862	601,873
MasterCraft Boat Holdings [1]	28,122	531,787
		1,133,660
SPECIALTY RETAIL - 3.6%
Bed Bath & Beyond [1]	69,197	377,816
Citi Trends [1]	23,579	979,943
†J.Jill	17,917	245,821
OneWater Marine Cl. A [1]	45,262	489,735
RealReal [1]	70,145	1,106,888
Shoe Carnival	13,939	235,290
		3,435,493
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Lakeland Industries	39,067	345,352
Total (Cost $9,012,681)		10,100,294
CONSUMER STAPLES – 0.8%
FOOD PRODUCTS - 0.8%
Seneca Foods Cl. A [1]	6,736	745,204
Total (Cost $358,196)		745,204
ENERGY – 4.6%
ENERGY EQUIPMENT & SERVICES - 4.1%
Natural Gas Services Group	35,835	1,205,848
NPK International [1]	80,760	962,659
Pason Systems	72,779	635,765
Ranger Energy Services Cl. A	40,707	569,084
†Select Water Solutions Cl. A	52,727	554,688
		3,928,044
OIL, GAS & CONSUMABLE FUELS - 0.5%
SandRidge Energy	32,732	472,323
Total (Cost $2,283,078)		4,400,367
FINANCIALS – 15.3%
BANKS - 9.7%
BayCom Corp.	23,355	686,637
†Chain Bridge Bancorp Cl. A [1]	18,375	636,510
†Coastal Financial [1]	6,263	717,677
Customers Bancorp [1]	13,361	976,956
†Esquire Financial Holdings	5,313	542,298
HBT Financial	22,393	578,859
†Hingham Institution for Savings	2,160	613,354
HomeTrust Bancshares	13,887	596,308
Investar Holding	43,694	1,167,504
Midway Investments [1,2]	1,751,577	0
†Northeast Bank	7,192	747,464
Stellar Bancorp	29,252	905,057
†West Coast Community Bancorp [3]	1,557	68,119
Western New England Bancorp	82,532	1,041,554
		9,278,297
CAPITAL MARKETS - 3.3%
Canaccord Genuity Group	94,613	762,391
Oppenheimer Holdings Cl. A	9,987	721,960
†Perella Weinberg Partners Cl. A	10,231	176,996
Silvercrest Asset Management Group Cl. A	33,030	501,726
Sprott	9,877	967,443
		3,130,516
CONSUMER FINANCE - 1.1%
EZCORP Cl. A [1]	52,910	1,027,512
FINANCIAL SERVICES - 0.3%
Cass Information Systems	498	20,677
Repay Holdings Cl. A [1]	82,835	302,348
		323,025
INSURANCE - 0.9%
†International General Insurance Holdings	34,160	857,074
Total (Cost $9,955,148)		14,616,424
HEALTH CARE – 12.8%
BIOTECHNOLOGY - 1.4%
†Absci Corporation [1,4]	67,653	236,109
CareDx [1]	33,491	630,970
†ORIC Pharmaceuticals [1]	60,648	496,101
		1,363,180
HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
†AngioDynamics [1]	16,734	214,865
Apyx Medical [1]	215,125	752,938
Artivion [1]	20,208	921,687
†Delcath Systems [1]	14,274	144,167
Establishment Labs Holdings [1]	17,645	1,285,968
Inogen [1]	57,517	386,514
Profound Medical [1]	97,087	761,813
		4,467,952
HEALTH CARE PROVIDERS & SERVICES - 0.9%
AMN Healthcare Services [1]	38,350	604,396
Cross Country Healthcare [1]	35,430	286,983
		891,379
HEALTH CARE TECHNOLOGY - 0.8%
†Simulations Plus [1]	37,472	683,114

See Notes to Financial Statements	1

Schedules of Investments	December 31, 2025

Royce Capital Fund - Micro-Cap Portfolio (continued)

	SHARES	VALUE
HEALTH CARE (continued)
HEALTH CARE TECHNOLOGY (continued)
†SOPHiA GENETICS [1]	15,288	$71,395
		754,509
LIFE SCIENCES TOOLS & SERVICES - 3.4%
†Alpha Teknova [1,4]	27,206	103,383
BioLife Solutions [1]	32,301	781,038
†Cytek Biosciences [1]	155,183	783,674
†Maravai LifeSciences Holdings Cl. A [1]	162,808	529,126
Mesa Laboratories	9,226	724,241
†Standard BioTools [1]	242,065	309,843
		3,231,305
PHARMACEUTICALS - 1.6%
†Esperion Therapeutics [1]	157,777	583,775
Harrow [1,4]	19,709	965,741
		1,549,516
Total (Cost $10,527,524)		12,257,841
INDUSTRIALS – 24.7%
AEROSPACE & DEFENSE - 2.4%
Astronics Corporation [1]	18,109	982,232
CPI Aerostructures [1]	95,135	376,735
Park Aerospace	45,224	965,080
		2,324,047
AIR FREIGHT & LOGISTICS - 1.0%
†Forward Air [1,4]	20,058	501,450
Radiant Logistics [1]	67,655	428,256
		929,706
BUILDING PRODUCTS - 1.0%
†Janus International Group [1]	58,303	381,302
Quanex Building Products	39,766	611,601
		992,903
COMMERCIAL SERVICES & SUPPLIES - 4.4%
Acme United	19,360	780,402
CECO Environmental [1]	16,648	996,383
Liquidity Services [1]	29,489	893,811
Montrose Environmental Group [1]	32,080	796,546
VSE Corporation	4,327	747,576
		4,214,718
CONSTRUCTION & ENGINEERING - 4.4%
Ameresco Cl. A [1]	24,276	711,044
Bowman Consulting Group [1]	5,965	196,964
Concrete Pumping Holdings	85,878	576,241
IES Holdings [1]	2,084	810,718
†Limbach Holdings [1]	10,560	822,096
NWPX Infrastructure [1]	18,126	1,132,694
		4,249,757
ELECTRICAL EQUIPMENT - 1.7%
American Superconductor [1]	12,925	371,981
†Hammond Power Solutions Cl. A	5,859	680,772
LSI Industries	29,228	535,457
		1,588,210
GROUND TRANSPORTATION - 0.7%
Covenant Logistics Group Cl. A	29,188	643,303
MACHINERY - 4.3%
†Aebi Schmidt Holding	33,071	418,348
Energy Recovery [1]	30,636	413,280
Graham Corporation [1]	16,613	1,067,053
Lindsay Corporation	4,137	487,628
Luxfer Holdings	69,016	933,787
†Perma-Pipe International Holdings [1]	13,731	416,873
†Titan International [1]	45,961	359,875
Westport Fuel Systems [1,4]	21,083	33,100
		4,129,944
MARINE TRANSPORTATION - 0.5%
Clarkson [3]	8,966	461,098
PROFESSIONAL SERVICES - 1.3%
Asure Software [1]	18,231	171,736
Kforce	11,377	351,777
†Mistras Group [1]	13,525	171,091
Resources Connection	41,750	210,420
TrueBlue [1]	72,560	330,148
		1,235,172
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Alta Equipment Group	55,386	254,776
Distribution Solutions Group [1]	24,623	674,424
EVI Industries	26,763	659,440
Titan Machinery [1]	34,569	519,918
Transcat [1]	12,810	726,711
		2,835,269
Total (Cost $17,694,020)		23,604,127
INFORMATION TECHNOLOGY – 21.0%
COMMUNICATIONS EQUIPMENT - 4.3%
ADTRAN Holdings [1]	89,925	781,448
Applied Optoelectronics [1,4]	28,807	1,004,212
Clearfield [1]	23,086	672,957
Digi International [1]	24,735	1,070,778
NETGEAR [1]	7,562	185,496
Ribbon Communications [1]	134,633	387,743
		4,102,634
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 8.6%
Arlo Technologies [1]	38,221	534,712
Bel Fuse Cl. B	6,553	1,111,585
Climb Global Solutions	6,902	709,457
†Kraken Robotics [1]	36,423	169,835
LightPath Technologies Cl. A [1]	111,233	1,201,316
Luna Innovations [1,3]	39,687	43,656
nLIGHT [1]	30,278	1,135,728
PAR Technology [1]	13,238	480,275
Powerfleet [1]	171,629	913,066
Richardson Electronics	84,658	921,079
SmartRent Cl. A [1]	50,505	102,020
Vishay Precision Group [1]	24,288	935,088
		8,257,817
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
Aehr Test Systems [1,4]	10,156	205,050
†Alpha and Omega Semiconductor [1]	15,231	301,726
Camtek [1]	6,715	714,107
Cohu [1]	43,081	1,002,495
Ichor Holdings [1]	54,705	1,008,213
inTEST Corporation [1]	70,260	524,842
Kopin Corporation [1]	374,717	876,838
Nova [1]	2,562	841,335
NVE Corporation	2,966	175,973
†Penguin Solutions [1]	18,948	370,623
Ultra Clean Holdings [1]	35,644	902,862
		6,924,064

See Notes to Financial Statements	2

Schedules of Investments	December 31, 2025

Royce Capital Fund - Micro-Cap Portfolio (continued)

	SHARES	VALUE
INFORMATION TECHNOLOGY (continued)
SOFTWARE - 0.4%
†Similarweb [1]	49,501	$370,762
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
AstroNova [1]	44,164	382,019
Total (Cost $11,667,083)		20,037,296
MATERIALS – 4.2%
CHEMICALS - 1.5%
Core Molding Technologies [1]	25,538	512,037
†5N Plus [1]	70,883	915,119
		1,427,156
METALS & MINING - 2.7%
†Alphamin Resources	43,153	37,414
Altius Minerals	31,762	945,073
Ferroglobe	130,217	604,207
Major Drilling Group International [1]	102,097	959,565
		2,546,259
Total (Cost $2,227,578)		3,973,415
REAL ESTATE – 0.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Marcus & Millichap	13,482	367,924
Total (Cost $419,764)		367,924
TOTAL COMMON STOCKS
(Cost $64,984,789)		92,331,914
WARRANTS – 0.0%
CONSUMER DISCRETIONARY – 0.0%
SPECIALTY RETAIL - 0.0%
†Bed Bath & Beyond (Warrants) [1]	3,769	2,488
Total (Cost $0)		2,488

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.6%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.63%)

(Cost $578,080)	578,080	578,080
INVESTMENTS AT VALUE
(Cost $65,562,869)		92,912,482

REPURCHASE AGREEMENT– 3.4%

Fixed Income Clearing Corporation, 3.00% dated 12/31/25, due 1/2/26, maturity value
$3,260,132 (collateralized by obligations of U.S. Government Agencies, 2.75%
due 4/30/27, valued at $3,324,956)

(Cost $3,259,589)	3,259,589
TOTAL INVESTMENTS – 100.7%
(Cost $68,822,458)	96,172,071
LIABILITIES LESS CASH AND OTHER ASSETS – (0.7)%	(659,978)

NET ASSETS – 100.0%	$95,512,093

Royce Capital Fund - Small-Cap Portfolio

Common Stocks – 99.0%

	SHARES	VALUE
CONSUMER DISCRETIONARY – 22.3%
AUTOMOBILE COMPONENTS - 5.0%
Gentex Corporation	113,861	$2,649,546
Lear Corporation	29,640	3,396,744
Visteon Corporation	28,541	2,714,249
		8,760,539
DIVERSIFIED CONSUMER SERVICES - 1.9%
frontdoor [1]	33,006	1,904,116
†Stride [1]	22,100	1,434,953
		3,339,069
HOTELS, RESTAURANTS & LEISURE - 0.8%
†Boyd Gaming	16,556	1,411,233
HOUSEHOLD DURABLES - 6.6%
Ethan Allen Interiors	47,857	1,093,054
M/I Homes [1]	24,443	3,127,482
Meritage Homes	25,347	1,667,833
PulteGroup	26,270	3,080,420
†Taylor Morrison Home [1]	43,245	2,545,833
		11,514,622
SPECIALTY RETAIL - 7.3%
Academy Sports & Outdoors	42,439	2,120,253
Buckle (The)	58,401	3,119,781
J.Jill	156,960	2,153,491
Shoe Carnival	116,449	1,965,659
Signet Jewelers	27,189	2,253,424
Williams-Sonoma	5,594	999,033
		12,611,641
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
Kontoor Brands	21,010	1,283,501
Total (Cost $32,513,719)		38,920,605
CONSUMER STAPLES – 1.7%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
Village Super Market Cl. A	82,096	2,905,788
Total (Cost $1,821,277)		2,905,788
ENERGY – 7.3%
OIL, GAS & CONSUMABLE FUELS - 7.3%
Chord Energy	26,269	2,435,136
Civitas Resources	65,311	1,769,275
Matador Resources	66,868	2,837,878
Riley Exploration Permian	35,357	933,425
SM Energy	101,120	1,890,944
Teekay Tankers Cl. A	52,665	2,813,364
Total (Cost $15,787,681)		12,680,022
FINANCIALS – 27.9%
BANKS - 20.9%
†Beacon Financial	82,490	2,175,261
Burke & Herbert Financial Services	38,324	2,387,969
†Business First Bancshares	86,195	2,253,137
Citizens Community Bancorp	31,104	554,273
†Civista Bancshares	117,655	2,614,294
CNB Financial	76,202	1,994,206
Dime Community Bancshares	26,946	810,805
†First Bank	175,356	2,886,360
†FS Bancorp	62,724	2,582,347
Heritage Financial	86,150	2,037,448
Mid Penn Bancorp	71,034	2,203,475
OceanFirst Financial	99,443	1,785,002

See Notes to Financial Statements	3

Schedules of Investments	December 31, 2025

Royce Capital Fund - Small-Cap Portfolio (continued)

	SHARES	VALUE
FINANCIALS (continued)
BANKS (continued)
Princeton Bancorp	39,144	$1,357,905
Timberland Bancorp	87,925	3,147,715
TrustCo Bank Corp NY	24,894	1,028,869
Unity Bancorp	60,590	3,133,715
Univest Financial	49,610	1,624,231
†WesBanco	27,486	913,635
Western New England Bancorp	66,887	844,114
		36,334,761
CAPITAL MARKETS - 1.4%
Evercore Cl. A	7,059	2,401,824
FINANCIAL SERVICES - 1.6%
†Enact Holdings	72,534	2,875,248
INSURANCE - 4.0%
Donegal Group Cl. A	107,921	2,156,262
Tiptree	143,448	2,620,795
United Fire Group	60,507	2,199,429
		6,976,486
Total (Cost $35,148,893)		48,588,319

HEALTH CARE – 10.9%

BIOTECHNOLOGY - 2.8%

Catalyst Pharmaceuticals [1]	143,707	3,354,121
†Entrada Therapeutics [1]	157,249	1,616,520

		4,970,641
HEALTH CARE PROVIDERS & SERVICES - 1.6%
Molina Healthcare [1]	15,998	2,776,293

PHARMACEUTICALS - 6.5%
Amphastar Pharmaceuticals [1]	86,561	2,318,104
Collegium Pharmaceutical [1]	53,861	2,493,764
†CorMedix [1]	155,067	1,803,429
†Harmony Biosciences Holdings [1]	52,628	1,969,340
†Innoviva [1]	90,717	1,813,433
SIGA Technologies	148,950	910,084
		11,308,154
Total (Cost $15,047,547)		19,055,088
INDUSTRIALS – 14.0%
BUILDING PRODUCTS - 0.4%
UFP Industries	8,085	736,139

COMMERCIAL SERVICES & SUPPLIES - 1.8%
†Interface	109,575	3,059,334
CONSTRUCTION & ENGINEERING - 0.9%
Sterling Infrastructure [1,4]	4,929	1,509,408
GROUND TRANSPORTATION - 1.0%
ArcBest Corporation	24,541	1,820,697
MACHINERY - 3.2%
Allison Transmission Holdings	30,874	3,022,565
Blue Bird [1]	53,537	2,516,239
		5,538,804
MARINE TRANSPORTATION - 1.7%
Genco Shipping & Trading	164,837	3,037,946
PROFESSIONAL SERVICES - 5.0%
Barrett Business Services	35,905	1,300,120
IBEX [1]	88,955	3,396,302
Korn Ferry	39,441	2,603,895
MAXIMUS	15,430	1,331,917
		8,632,234
Total (Cost $14,923,723)		24,334,562

INFORMATION TECHNOLOGY – 13.5%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 9.1%
Bel Fuse Cl. B	10,025	1,700,541
ePlus	23,593	2,069,106
Flex [1]	43,002	2,598,181
Jabil	8,933	2,036,902
PC Connection	36,363	2,100,327
Sanmina Corporation [1]	14,858	2,229,740
TD SYNNEX	21,070	3,165,346
		15,900,143
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Amkor Technology	50,249	1,983,831
SOFTWARE - 1.2%
Adeia	118,763	2,048,662
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
Diebold Nixdorf [1]	52,144	3,540,056
Total (Cost $9,733,587)		23,472,692
MATERIALS – 1.4%
METALS & MINING - 1.4%
†Worthington Steel	69,240	2,397,089
Total (Cost $2,016,909)		2,397,089

TOTAL COMMON STOCKS
(Cost $126,993,336)	172,354,165

INVESTMENTS AT VALUE
(Cost $126,993,336)	172,354,165

REPURCHASE AGREEMENT– 1.2%
Fixed Income Clearing Corporation, 3.00% dated 12/31/25, due 1/2/26, maturity value $2,040,287 (collateralized by obligations of U.S. Government Agencies, 2.75%
due 4/30/27, valued at $2,080,937)
(Cost $2,039,947)	2,039,947
TOTAL INVESTMENTS – 100.2%
(Cost $129,033,283)	174,394,112

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%	(311,843)

NET ASSETS – 100.0%	$174,082,269

See Notes to Financial Statements	4

Schedules of Investments	December 31, 2025

† New additions in 2025.

1 Non-income producing.

2 A security for which market quotations are not readily available represents 0.0% of net assets for Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value. See Notes to Financial Statements.

3 These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors. See Notes to Financial Statements.

4 All or a portion of these securities were on loan as of December 31, 2025.

Bold indicates a Fund’s 20 largest equity holdings in terms of December 31, 2025, market value.

See Notes to Financial Statements	5

Statements of Assets and Liabilities	December 31, 2025

	Micro-Cap Portfolio	Small-Cap Portfolio
ASSETS:
Investments at value (including collateral on loaned securities)[1]	$92,912,482	$172,354,165
Repurchase agreements (at cost and value)	3,259,589	2,039,947
Foreign currency[2]	5,859	–
Receivable for investments sold	119,450	–
Receivable for capital shares sold	3,940	1,516
Receivable for dividends and interest	23,522	110,074
Receivable for securities lending income	588	184
Prepaid expenses and other assets	642	1,261
Total Assets	96,326,072	174,507,147
LIABILITIES:
Payable for collateral on loaned securities	578,080	–
Payable for investments purchased	23,562	26,448
Payable for capital shares redeemed	35,407	105,447
Payable for investment advisory fees	81,853	150,666
Payable for trustees’ fees	10,354	19,322
Accrued expenses	84,723	122,995
Total Liabilities	813,979	424,878
Net Assets	$95,512,093	$174,082,269
ANALYSIS OF NET ASSETS:
Paid-in capital	$42,337,476	$91,427,186
Total distributable earnings (loss)	53,174,617	82,655,083
Net Assets	$95,512,093	$174,082,269
Investment Class	$75,833,568	$34,014,214
Service Class	19,678,525	140,068,055
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	7,975,852	3,609,711
Service Class	2,150,460	15,228,084
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
(offering and redemption price per share)
Investment Class	$9.51	$9.42
Service Class	9.15	9.20
Investments at identified cost	$65,562,869	$126,993,336
Market value of loaned securities[3]	2,179,634	135,995

1 See Notes to Financial Statements for information on non-cash collateral on loaned securities.

2 The cost of foreign currency was $5,871 for Micro-Cap Portfolio for the year ended December 31, 2025.

3 Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	6

Statements of Operations	Year Ended December 31, 2025

	Micro-Cap Portfolio	Small-Cap Portfolio
INVESTMENT INCOME:
INCOME:
Dividends	$964,797	$4,698,065
Foreign withholding tax	(15,253)	–
Interest	138,666	204,940
Securities lending	24,996	1,229
Total income	1,113,206	4,904,234
EXPENSES:
Investment advisory fees	1,187,614	2,200,920
Distribution fees	42,450	289,836
Administrative and office facilities	92,090	158,914
Custody	42,839	56,869
Trustees’ fees	38,867	71,760
Audit	38,128	38,307
Shareholder reports	20,598	19,965
Shareholder servicing	18,536	17,830
Legal	7,394	14,097
Other expenses	13,290	24,798
Total expenses	1,501,806	2,893,296
Compensating balance credits	(208)	(186)
Net expenses	1,501,598	2,893,110
Net investment income (loss)	(388,392)	2,011,124
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY: NET REALIZED GAIN (LOSS):
Investments	26,313,736	36,229,854
Foreign currency transactions	(1,191)	—
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	(10,982,666)	(25,078,916)
Other assets and liabilities denominated in foreign currency	(1)	—
Net realized and unrealized gain (loss) on investments and foreign currency	15,329,878	11,150,938
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$14,941,486	$13,162,062

See Notes to Financial Statements	7

Statements of Changes in Net Assets

	Micro-Cap Portfolio		Small-Cap Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
INVESTMENT OPERATIONS:
Net investment income (loss)	$(388,392)	$(572,966)	$2,011,124	$3,395,190
Net realized gain (loss) on investments and foreign currency	26,312,545	14,363,659	36,229,854	16,086,716
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(10,982,667)	3,273,128	(25,078,916)	(10,018,707)
Net increase (decrease) in net assets from investment operations	14,941,486	17,063,821	13,162,062	9,463,199
DISTRIBUTIONS:
Total distributable earnings
Investment Class	(11,323,991)	(7,882,834)	(2,804,063)	(6,999,795)
Service Class	(2,965,302)	(1,343,819)	(12,012,473)	(7,487,386)
Total distributions	(14,289,293)	(9,226,653)	(14,816,536)	(14,487,181)
CAPITAL SHARE TRANSACTIONS:
Value of shares sold
Investment Class	8,615,993	6,625,394	11,086,435	8,501,926
Service Class	7,142,197	721,181	66,186,919	4,116,794
Distributions reinvested
Investment Class	11,323,991	7,882,834	2,804,063	6,999,795
Service Class	2,965,302	1,343,819	12,012,473	7,487,386
Value of shares redeemed
Investment Class	(62,844,654)	(20,555,018)	(113,123,286)	(27,985,937)
Service Class	(9,091,727)	(4,069,665)	(76,234,221)	(33,411,352)
Net increase (decrease) in net assets from capital share transactions	(41,888,898)	(8,051,455)	(97,267,617)	(34,291,388)
Net Increase (Decrease) in Net Assets	(41,236,705)	(214,287)	(98,922,091)	(39,315,370)
NET ASSETS:
Beginning of year	136,748,798	136,963,085	273,004,360	312,319,730
End of year	$95,512,093	$136,748,798	$174,082,269	$273,004,360

See Notes to Financial Statements	8

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

											Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Micro-Cap Portfolio–Investment Class
2025	$9.75	$(0.03)	$1.44	$1.41	$–	$(1.65)	$(1.65)	$9.51	13.89%	$75,834	1.22%	1.22%	1.22%	(0.28)%	42%
2024	9.17	(0.04)	1.32	1.28	–	(0.70)	(0.70)	9.75	13.67	117,132	1.18	1.18	1.18	(0.39)	19
2023	7.72	(0.03)	1.48	1.45	–	–	–	9.17	18.78	116,468	1.18	1.18	1.15	(0.33)	24
2022	14.77	(0.05)	(3.28)	(3.33)	–	(3.72)	(3.72)	7.72	(22.43)	109,600	1.31	1.31	1.21	(0.46)	12
2021	11.91	(0.08)	3.61	3.53	–	(0.67)	(0.67)	14.77	29.98	157,042	1.37	1.37	1.33	(0.56)	25
Micro-Cap Portfolio–Service Class
2025	$9.41	$(0.06)	$1.39	$1.33	$–	$(1.59)	$(1.59)	$9.15	13.58%	$19,678	1.52%	1.52%	1.52%	(0.59)%	42%
2024	8.88	(0.06)	1.26	1.20	–	(0.67)	(0.67)	9.41	13.28	19,617	1.45	1.45	1.45	(0.66)	19
2023	7.49	(0.05)	1.44	1.39	–	–	–	8.88	18.56	20,495	1.46	1.46	1.42	(0.61)	24
2022	14.37	(0.08)	(3.18)	(3.26)	–	(3.62)	(3.62)	7.49	(22.65)	13,269	1.61	1.61	1.47	(0.74)	12
2021	11.63	(0.11)	3.50	3.39	–	(0.65)	(0.65)	14.37	29.52	29,231	1.64	1.64	1.58	(0.81)	25
Small-Cap Portfolio–Investment Class
2025	$9.42	$0.10	$0.78	$0.88	$(0.18)	$(0.70)	$(0.88)	$9.42	8.93%	$34,014	1.18%	1.18%	1.18%	1.07%	79%
2024	9.59	0.12	0.23	0.35	(0.12)	(0.40)	(0.52)	9.42	3.40	131,641	1.14	1.14	1.14	1.28	36
2023	8.36	0.11	2.04	2.15	(0.08)	(0.84)	(0.92)	9.59	25.93	146,549	1.15	1.15	1.13	1.26	69
2022	9.41	0.08	(0.94)	(0.86)	(0.04)	(0.15)	(0.19)	8.36	(9.20)	139,807	1.15	1.15	1.08	0.96	88
2021	7.41	0.03	2.10	2.13	(0.13)	–	(0.13)	9.41	28.82	172,388	1.11	1.11	1.08	0.37	51
Small-Cap Portfolio–Service Class
2025	$9.21	$0.07	$0.77	$0.84	$(0.17)	$(0.68)	$(0.85)	$9.20	8.73%	$140,068	1.44%	1.44%	1.44%	0.77%	79%
2024	9.37	0.10	0.23	0.33	(0.10)	(0.39)	(0.49)	9.21	3.26	141,363	1.38	1.38	1.37	1.05	36
2023	8.18	0.08	1.99	2.07	(0.06)	(0.82)	(0.88)	9.37	25.53	165,771	1.39	1.39	1.37	0.96	69
2022	9.20	0.06	(0.92)	(0.86)	(0.01)	(0.15)	(0.16)	8.18	(9.41)	159,279	1.40	1.40	1.33	0.68	88
2021	7.25	0.01	2.05	2.06	(0.11)	–	(0.11)	9.20	28.45	209,252	1.35	1.35	1.33	0.10	51

See Notes to Financial Statements	9

Notes to Financial Statements

Summary of Significant Accounting Policies:

Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (each, a “Fund,” and together, the “Funds”) are the two series of Royce Capital Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Shares of the Funds are offered to life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. Micro-Cap Portfolio and Small-Cap Portfolio commenced operations on December 27, 1996.

Classes of shares have equal rights as to earnings and assets, except that each class may bear different fees and expenses for distribution, shareholder servicing and shareholder reports, and receive different transfer agent balance credits and expense reimbursements. Investment income, realized and unrealized capital gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class of shares based on its relative net assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”).

VALUATION OF INVESTMENTS:

Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the 1940 Act (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust's Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Notes to Financial Statements (continued)

VALUATION OF INVESTMENTS (continued):

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;

●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of December 31, 2025. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Micro-Cap Portfolio
Common Stocks	$91,759,041	$572,873	$0	$92,331,914
Warrants	2,488	-	-	2,488
Money Market Fund/Collateral Received for Securities Loaned	578,080	-	-	578,080
Repurchase Agreement	-	3,259,589	-	3,259,589
Small-Cap Portfolio
Common Stocks	172,354,165	-	-	172,354,165
Repurchase Agreement	-	2,039,947	-	2,039,947

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of December 31, 2025, are next business day and continuous.

FOREIGN CURRENCY:

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, expiration of currency forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at the end of the reporting period, as a result of changes in foreign currency exchange rates.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Financial Statements (continued)

SECURITIES LENDING:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of December 31, 2025:

	CASH COLLATERAL[1]	SECURITIES ON LOAN COLLATERALIZED BY CASH COLLATERAL	NET AMOUNT
Micro-Cap Portfolio	$578,080	$(548,507)	$29,573
[1]	Absent an event of default, assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of December 31, 2025:

	NON-CASH COLLATERAL	SECURITIES ON LOAN COLLATERALIZED BY NON-CASH COLLATERAL	NET AMOUNT
Micro-Cap Portfolio	$1,665,855	$(1,631,127)	$34,728
Small-Cap Portfolio	138,769	(135,995)	2,774

DISTRIBUTIONS AND TAXES:

As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year.

The Funds pay any dividends and capital gain distributions annually in December. Dividends from net investment income and distributions from capital gains are determined at a class level. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

CASH INCLUDING FOREIGN CURRENCIES:

Cash, including foreign currencies, consists of deposits maintained at State Street Bank and Trust Company, the Funds' Custodian (in such capacity, the "Custodian"), and through the Custodian's global sub-custodian network. Accordingly, each Fund’s risk for the possible insolvency loss of a cash deposit lies with the Custodian or the relevant sub-custodian bank. Fund cash deposits maintained at the Custodian or through a particular sub-custodian bank may be significant, and may, at times, exceed U.S. or other applicable insurance limits.

Notes to Financial Statements (continued)

EXPENSES:

The Funds incur direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund, while expenses applicable to more than one of the “Royce Funds” are allocated equitably among the relevant Royce Funds. (The “Royce Funds” comprise the Funds and the other 13 U.S. registered investment companies for which Royce serves as investment manager.) All of the Royce Funds reimburse Royce in its capacity as administrator under administration agreements for costs and expenses paid or incurred in providing certain administrative services, including, without limitation, those relating to certain personnel, rent, technology, and supplies; amounts reimbursed to Royce by the Funds are included in administrative and office facilities and legal expenses.

COMPENSATING BALANCE CREDITS:

The Funds have an arrangement with their transfer agent, whereby a portion of the transfer agent’s fee is paid indirectly by credits earned on a Fund’s cash on deposit with the transfer agent.

LINE OF CREDIT:

The Funds, along with certain other Royce Funds, participate in a $65 million line of credit (“Credit Agreement”) with State Street Bank and Trust Company to be used for short-term working capital purposes, to include the funding of shareholder redemptions and trade settlements. This revolving Credit Agreement expires on October 2, 2026. Pursuant to the Credit Agreement, each participating Fund is liable for a portion of the commitment fee for the credit facility (i.e., 0.25% of any unused portion of the line of credit) and for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a variable rate equal to the Applicable Rate plus the Applicable Margin. The term Applicable Rate means, for any day, a rate equal to the sum of (a) 0.10%, plus (b) the higher of (i) the Federal Funds Effective Rate for such day, or (ii) the Overnight Bank Funding Rate for such day; provided that if the Applicable Rate as so determined shall be less than 0.0%, such Applicable Rate shall be deemed to be 0.0% for all purposes of the Credit Agreement. The term Applicable Margin means 1.25%. The Funds did not utilize the line of credit during the year ended December 31, 2025.

INDEMNIFICATION PROVISIONS:

Reference is made to Delaware law and the Trust’s Certificate of Trust, Trust Instrument, and By-laws, as amended and supplemented, each of which provides for the indemnification by the Trust of the Trust’s officers and trustees under the circumstances and to the extent set forth therein. Reference is also made to the investment advisory agreement between the Trust, on behalf of each Fund, and Royce which provides for the indemnification by the relevant Fund of Royce under the circumstances and to the extent set forth therein. Additionally, in the normal course of business, the Trust, on behalf of both Funds, enters into contracts with service providers that contain general indemnification provisions in favor of such service providers and other covered persons. The amount of any potential Fund liability under these indemnification arrangements, if any, currently cannot be determined with any degree of specificity. The Trust is not currently in possession of any information that would cause it to believe that any Fund is reasonably likely to be subject to any material adverse impact from the operation of these indemnification arrangements. No assurance can be given, however, that any Fund will not incur any liability from the operation of these indemnification arrangements. Any future liability to a Fund that may arise from the operation of such arrangements will be disclosed to the extent required by relevant accounting guidance and applicable laws, rules, and regulations.

Capital Share Transactions (in shares):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES OUTSTANDING
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Micro-Cap Portfolio
Investment Class	991,463	685,432	1,151,983	779,707	(6,186,653)	(2,143,748)	(4,043,207)	(678,609)
Service Class	770,153	76,423	313,457	137,546	(1,017,631)	(437,252)	65,979	(223,283)
Small-Cap Portfolio
Investment Class	1,237,294	882,513	285,256	704,914	(11,887,790)	(2,893,899)	(10,365,240)	(1,306,472)
Service Class	7,204,134	438,364	1,251,299	771,895	(8,584,075)	(3,536,967)	(128,642)	(2,326,708)

Investment Adviser and Distributor:

INVESTMENT ADVISER:

Under the Trust’s investment advisory agreement with Royce, Royce is entitled to receive investment advisory fees in respect of each Fund that are computed daily and payable monthly.

	ANNUAL CONTRACTUAL ADVISORY FEE AS A PERCENTAGE OF AVERAGE NET ASSETS	COMMITTED NET ANNUAL OPERATING EXPENSE RATIO CAP		YEAR ENDED DECEMBER 31, 2025
		Investment Class	Service Class	Net advisory fees	Advisory fees waived
Micro-Cap Portfolio	1.00%	N/A	N/A	$1,187,614	$--
Small-Cap Portfolio	1.00%	N/A	N/A	2,200,920	--

Notes to Financial Statements (continued)

DISTRIBUTOR:

Royce Fund Services, LLC (“RFS”), the distributor of the Trust’s shares, is a wholly owned subsidiary of Royce. RFS is entitled to receive distribution fees from the sale of each Fund’s Service Class shares that are computed daily and payable monthly, at an annual rate of 0.25% of the average net assets of each Class. For the year ended December 31, 2025, Micro-Cap Portfolio-Service Class recorded distribution fees of $42,450 and Small-Cap Portfolio-Service Class recorded distribution fees of $289,836.

Purchases and Sales of Investment Securities:

For the year ended December 31, 2025, the costs of purchases and the proceeds from sales of investment securities, other than short- term securities and collateral received for securities loaned, were as follows:

	PURCHASES	SALES
Micro-Cap Portfolio	$48,370,524	$105,125,487
Small-Cap Portfolio	170,192,051	283,467,868

Class Specific Expenses:

Class specific expenses were as follows for the year ended December 31, 2025:

	DISTRIBUTION FEES	SHAREHOLDER REPORTS	SHAREHOLDER SERVICING	COMPENSATING BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER
Micro-Cap Portfolio -- Investment Class	$-	$17,288	$10,729	$(158)	$27,859	$-
Micro-Cap Portfolio -- Service Class	42,450	3,310	7,807	(50)	53,517	-
	42,450	20,598	18,536	(208)		-
Small-Cap Portfolio -- Investment Class	-	17,419	9,517	(131)	26,805	-
Small-Cap Portfolio -- Service Class	289,836	2,546	8,313	(55)	300,640	-
	289,836	19,965	17,830	(186)		-

Tax Information:

As of December 31, 2025, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

	TAX BASIS COST	NET UNREALIZED APPRECIATION (DEPRECIATION)	GROSS UNREALIZED
			Appreciation	(Depreciation)
Micro-Cap Portfolio	$68,940,633	$27,231,438	$34,666,056	$7,434,618
Small-Cap Portfolio	129,695,315	44,698,797	51,589,682	6,890,885

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Distributions during the years ended December 31, 2025 and 2024, were characterized as follows for tax purposes:

	ORDINARY INCOME		LONG-TERM CAPITAL GAINS
	2025	2024	2025	2024
Micro-Cap Portfolio	$–	$–	$14,289,293	$9,226,653
Small-Cap Portfolio	2,982,926	3,292,336	11,833,610	11,194,845

The tax basis components of distributable earnings as of December 31, 2025, were as follows:

	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS OR (CAPITAL LOSS CARRYFORWARD)	NET UNREALIZED APPRECIATION (DEPRECIATION)[1]	TOTAL DISTRIBUTABLE EARNINGS	CAPITAL LOSS CARRYFORWARD UTILIZED
Micro-Cap Portfolio	$23,550	$25,919,642	$27,231,425	$53,174,617	$–
Small-Cap Portfolio	3,461,347	34,494,947	44,698,789	82,655,083	–
[1]	Includes timing differences on foreign currency, recognition of losses on securities sold and investments in publicly traded partnerships.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (2022 – 2025) and has concluded that as of December 31, 2025, no provision for income tax is required in the Funds’ financial statements.

Notes to Financial Statements (continued)

Segment Reporting:

Each Fund operates as a single operating segment, which is a segregated investment portfolio. Royce serves as investment manager for each Fund. The Management Committee of Royce functions as the Chief Operating Decision Maker ("CODM") for each Fund for purposes of Segment Reporting (Topic 280), evaluating its results and performance based upon its specific investment strategy and other relevant facts and circumstances. The CODM uses these measures to assess Fund performance and allocate resources effectively, subject to compliance with applicable legal and regulatory requirements and oversight from its Board of Trustees. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Subsequent Events:

Subsequent events have been evaluated through the date the financial statements were issued and it has been determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Royce Capital Fund and Shareholders of Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (constituting Royce Capital Fund, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 13, 2026

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Federal Tax Information (unaudited)

In January 2026, taxable shareholders that opted out of e-delivery were mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2025. Shareholders who elected e-delivery have received electronic notification of the form being available for download via their Online Account Access.

2025 Supplemental Tax Information:

	% QDI	% U.S. GOVT INCOME	% INCOME QUALIFYING FOR DRD	LONG-TERM CAPITAL GAIN DISTRIBUTION MAXIMUM ALLOWABLE (OOO’s)
Micro-Cap Portfolio	0.00%	N/A	0.00%	$14,289
Small-Cap Portfolio	100.00%	N/A	100.00%	11,834

Definitions:

% QDI: Qualified Dividend Income; % of net investment income and/or short-term capital gains distributions that qualify for treatment at long-term capital gain rates.

% U.S. Govt Income: % of investment income paid from U.S. Government obligations.

% Income Qualifying for DRD: % of investment income eligible for the corporate dividend received deduction.

Trustees and Officers

All Trustees and Officers may be reached c/o The Royce Funds, One Madison Avenue, New York, NY 10010

Christopher D. Clark, Trustee1, President

Age: 60 | Number of Funds Overseen: 15 | Tenure: Since 2014 Principal Occupation(s) During Past Five Years: Chief Executive Officer (since July 2016), President (since July 2014), Co-Chief Investment Officer (since January 2014), Managing Director of Royce, a Member of the Board of Managers of Royce, having been employed by Royce since May 2007.

Patricia W. Chadwick, Trustee

Age: 77 | Number of Funds Overseen: 15 | Tenure: Since 2009 Non-Royce Directorships: Director of Voya Mutual Funds Principal Occupation(s) During Past 5 Years: Consultant and President, Ravengate Partners LLC (since 2000). Formerly Director, Wisconsin Energy Corp. (until 2022).

Christopher C. Grisanti, Trustee

Age: 64 | Number of Funds Overseen: 15 | Tenure: Since 2017

Non-Royce Directorships: None

Principal Occupation(s) During Past Five Years: Chief Equity Strategist and Senior Portfolio Manager, MAI Capital Management LLC (investment advisory firm) (since May 2020). Formerly Co-Founder and Chief Executive Officer, Grisanti Capital Management LLC (investment advisory firm) (from 1999 to 2020); Director of Research and Portfolio Manager, Spears Benzak, Salomon & Farrell (from 1994 to 1999); and Senior Associate, Simpson, Thacher & Bartlett (law firm) (from 1988 to 1994).

Cecile B. Harper, Trustee

Age: 62 | Number of Funds Overseen: 15 | Tenure: Since 2020 Non-Royce Directorships: Director of Alarm.com Holdings, Inc. (since May 2024)

Principal Occupation(s) During Past Five Years: Chief Financial Officer and Chief Operating Officer, College Foundation at the University of Virginia (since October 2019). Formerly Board Member, Pyramid Peak Foundation (January 2012 to 2022); Board Member, Regional One Health Foundation (from June 2013 to September 2019); and Principal, Southeastern Asset Management (from December 1993 to September 2019).

G. Peter O’Brien, Trustee2

Age: 80 | Number of Funds Overseen: 63 | Tenure: Since 2001 Non-Royce Directorships: Director/Trustee of registered investment companies constituting the 48 Legg Mason Funds.

Principal Occupation(s) During Past Five Years: Trustee Emeritus, Colgate University (since 2005); and Emeritus Board Member, Hill House, Inc. (since 2019). Formerly Director, TICC Capital Corp. (from 2003-2017); Trustee, Colgate University (from 1996 to 2005); President, Hill House, Inc. (from 2001 to 2005); Board Member, Hill House, Inc. (from 1999 to 2019); Director, Bridges School (from 2006 to 2018); and Managing Director/ Equity Capital Markets Group, Merrill Lynch & Co. (from 1971 to 1999).

Julia W. Poston, Trustee

Age: 65 | Number of Funds Overseen: 15 | Tenure: Since 2023 Non-Royce Directorships: AuguStar Variable Insurance Products Fund, Inc. and The James Advantage Funds

Principal Occupation(s) During Past Five Years: Director, Member of Nominating/Governance Committee, and Chair of Audit Committee, Merus Corporation (formerly Al. Neyer Corporation) (since 2020); Director, Member of Governance Committee, and Chair of Audit Committee, Master Fluid Solutions (since 2021); Trustee and Chair of Finance/Audit Committee, Cincinnati Museum Center (non-profit) (since 2015); and Director and Founder, Cincinnati Women’s Executive Forum (non-profit) (since 2010).

Formerly Senior Client Partner (2002-2020) and Assurance Practice Group Leader for Ohio Valley Region (2014-2019), Ernst & Young, LLP (international accounting and services firm); and Audit Partner, Arthur Andersen LLP (international accounting and services firm) (1982-2002).

Michael K. Shields, Trustee

Age: 67 | Number of Funds Overseen: 15 | Tenure: Since 2015

Non-Royce Directorships: None

Principal Occupation(s) During Past Five Years: Chief Investment Officer, National Christian Foundation (since April 2024); Chairman, UNC Charlotte Investment Fund Board (since February 2016); and Chairman, Halftime Carolinas Board (since February 2011). Formerly President and Chief Executive Officer, Piedmont Trust Company (privately owned North Carolina trust company) (from February 2012 to December 2023); Owner, Shields Advisors (investment consulting firm) (from April 2010 to June 2012); President and Chief Executive Officer, Eastover Capital Management (2005-2007); President and Chief Executive Officer, Campbell, Cowperthwait & Co. (investment subsidiary of U.S. Trust Corporation) (1997-2002); and equity portfolio manager and co- manager of Quality Growth Team, Scudder, Stevens & Clark (1992-1997).

Francis D. Gannon, Vice President

Age: 58 | Tenure: Since 2014

Principal Occupation(s) During Past Five Years: Co-Chief Investment Officer (since January 2014) and Managing Director of Royce, having been employed by Royce since September 2006.

Daniel A. O’Byrne, Vice President

Age: 63 | Tenure: Since 1994

Principal Occupation(s) During Past Five Years: Principal and Vice President of Royce, having been employed by Royce since October 1986.

Peter K. Hoglund, Treasurer

Age: 59 | Tenure: Since 2015

Principal Occupation(s) During Past Five Years: Chief Financial Officer, Chief Administrative Officer, and Managing Director of Royce, having been employed by Royce since December 2014. Prior to joining Royce, Mr. Hoglund spent more than 20 years with Munder Capital Management in Birmingham, MI, serving as Managing Director and Chief Financial Officer and overseeing all financial aspects of the firm. He began his career at Munder as a portfolio manager.

John E. Denneen, Secretary and Chief Legal Officer

Age: 58 | Tenure: 1996-2001 and Since 2002

Principal Occupation(s) During Past Five Years: General Counsel, Managing Director, and, since June 2015, a Member of the Board of Managers of Royce. Chief Legal and Compliance Officer and Secretary of Royce.

John P. Schwartz, Chief Compliance Officer

Age: 54 | Tenure: Since 2022

Principal Occupation(s) During Past Five Years: Chief Compliance Officer of The Royce Funds (since May 2022) and Associate General Counsel and Compliance Officer of Royce (since March 2013).

[1]	Interested Trustee.
[2]	Retired as Trustee effective as of the close of business on December 31, 2025.

Trustees will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. The Statement of Additional Information, which contains additional information about the Trust’s trustees and officers, is available and can be obtained without charge at www.royceinvest.com or by calling (800) 221-4268.

Changes In and Disagreements with Accountants for the Period Covered by this Report

Not applicable.

Results of Meeting(s) of Shareholders for the Period Covered by this Report

Not applicable.

Remuneration Paid to Directors, Officers and Others for the Period Covered by this Report

Refer to the financial statements included herein.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not Applicable.

Item 16. Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control over Financial Reporting. There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation. Not Applicable.

Item 19. Exhibits. Attached hereto.

(a)(1)	The Royce Funds Code of Ethics.

(a)(2)	Not Applicable.

(a)(3)	Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ROYCE CAPITAL FUND

BY:	/s/ Christopher D. Clark

Christopher D. Clark

Principal Executive Officer

Date: February 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ROYCE CAPITAL FUND		ROYCE CAPITAL FUND

BY:	/s/ Christopher D. Clark	BY:	/s/ Peter K. Hoglund
Christopher D. Clark		Peter K. Hoglund
Principal Executive Officer		Principal Financial Officer

Date: February 27, 2026		Date: February 27, 2026